ORGANIZATION - Narrative (Details) people in Millions, $ in Millions		1 Months Ended	12 Months Ended
	Mar. 16, 2026 USD ($)	Jul. 31, 2026 USD ($)	Dec. 31, 2025 people segment brand	Feb. 15, 2024 USD ($)
Care.com | Discontinued Operations, Disposed of by Sale
Business Combination [Line Items]
Proceeds from divestiture of businesses	$ 300.2	$ 4.5
Mosaic Group
Business Combination [Line Items]
Disposal group, consideration				$ 160.0
People Inc.
Business Combination [Line Items]
Number of product users (nearly) | people			175
Number of iconic brands (over) | brand			40
Number of operating segments | segment			2